Details of Significant Accounts - Business combinations, details of assets and liabilities assumed (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 07, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about business combination [line items]
Acquisition of subsidiaries, net of cash acquired		$ 0	$ (5,981)
Wannaby Inc.
Disclosure of detailed information about business combination [line items]
Cash paid	$ 6,473	6,473
Contingent consideration-Earnout liabilities (Note)	158
Purchase consideration	6,631
Cash	492	492
Accounts receivable	221
Other receivables	50
Other current assets	51
Property, plant and equipment	28
Intangible assets	1,760
Guarantee deposits paid	5
Current contract liabilities	(115)
Other payables	(77)
Deferred income tax liabilities	(523)
Total identifiable net assets	1,892
Goodwill	4,739
Acquisition of subsidiaries, net of cash acquired		$ (5,981)
Wannaby Inc. | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration-Earnout liabilities (Note)	$ 500